OPERATING SEGMENTS - Revenue by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 6,615.9	$ 6,138.8
Adjusted EBITDA	1,985.0	1,759.6
Solid Waste
Disclosure of operating segments [line items]
Revenue	6,615.9	6,138.8
Adjusted EBITDA	2,247.0	2,020.3
Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	2,162.6	1,940.4
Adjusted EBITDA	689.6	578.6
Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	4,453.3	4,198.4
Adjusted EBITDA	1,557.4	1,441.7
Gross Revenue
Disclosure of operating segments [line items]
Revenue	7,488.8	6,983.4
Gross Revenue | Solid Waste
Disclosure of operating segments [line items]
Revenue	7,488.8	6,983.4
Gross Revenue | Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	2,410.1	2,215.7
Gross Revenue | Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	5,078.7	4,767.7
Intercompany Revenue
Disclosure of operating segments [line items]
Revenue	(872.9)	(844.6)
Intercompany Revenue | Solid Waste
Disclosure of operating segments [line items]
Revenue	(872.9)	(844.6)
Intercompany Revenue | Solid Waste | Canada
Disclosure of operating segments [line items]
Revenue	(247.5)	(275.3)
Intercompany Revenue | Solid Waste | USA
Disclosure of operating segments [line items]
Revenue	(625.4)	(569.3)
Corporate
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Adjusted EBITDA	$ (262.0)	$ (260.7)